UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%

Canada — 1.6%
Canadian Natural Resources	80,545	$2,581
Canadian Pacific Railway	10,082	1,539
Magna International	58,954	2,532

		6,652

China — 0.9%
Alibaba Group Holding ADR*	2,706	286
Tencent Holdings ADR	116,746	3,255

		3,541

Hong Kong — 0.5%
China Mobile ADR	33,332	2,051

Ireland — 1.5%
Accenture, Cl A	5,147	629
Ingersoll-Rand	3,390	230
Jazz Pharmaceuticals*	1,291	157
Mallinckrodt*	11,336	791
Medtronic	16,516	1,427
Shire ADR	14,058	2,725

		5,959

Israel — 0.4%
Teva Pharmaceutical Industries ADR	33,349	1,535

Japan — 0.5%
Toyota Motor ADR	18,984	2,203

Netherlands — 0.2%
Chicago Bridge & Iron	23,052	646

Puerto Rico — 0.2%
Popular	23,691	906

United Kingdom — 1.6%
BP ADR	128,609	4,522
Liberty Global, Cl A*	63,794	2,180

		6,702

United States — 86.7%
Consumer Discretionary — 13.7%
Amazon.com*	12,294	10,294
Best Buy	6,116	234
BorgWarner	5,859	206
Charter Communications, Cl A*	1,304	352
Chipotle Mexican Grill, Cl A*	6,036	2,556
Comcast, Cl A	32,437	2,152
Dillard’s, Cl A	12,657	797
Dollar General	35,856	2,510
Domino’s Pizza	5,741	872
Ford Motor	17,445	211
General Motors	91,915	2,920
Goodyear Tire & Rubber	48,221	1,557
Hasbro	3,540	281
Hilton Worldwide Holdings	13,478	309
Home Depot	29,525	3,799

Description	Shares	Market Value ($ Thousands)
John Wiley & Sons, Cl A	4,244	$219
Johnson Controls International	9,632	448
Kohl’s	35,518	1,554
L Brands	1,988	141
Liberty SiriusXM Group, Cl C*	5,993	200
Liberty Ventures, Ser A*	14,720	587
Lowe’s	17,966	1,297
Macy’s	41,112	1,523
Madison Square Garden*	1,136	192
Michael Kors Holdings*	42,430	1,985
Netflix*	25,655	2,528
Newell Brands	12,331	650
NIKE, Cl B	43,661	2,299
Norwegian Cruise Line Holdings*	10,510	396
Omnicom Group	40,282	3,424
priceline.com*	1,587	2,335
Royal Caribbean Cruises	2,651	199
Scripps Networks Interactive, Cl A	11,302	718
ServiceMaster Global Holdings*	4,767	161
Signet Jewelers	7,842	584
Staples	59,563	509
Starbucks	21,282	1,152
Target	5,064	348
Tesla Motors*	1,290	263
TripAdvisor*	16,799	1,062
Tupperware Brands	5,619	367
Twenty-First Century Fox ADR, Cl A	14,181	343
Under Armour, Cl C*	5,368	182
Visteon	3,720	267
Walt Disney	1,816	169
Williams-Sonoma	3,319	170

		55,322

Consumer Staples — 8.0%
Campbell Soup	19,200	1,050
Clorox	11,827	1,481
Coca-Cola	43,634	1,847
Costco Wholesale	19,292	2,942
CVS Caremark	33,266	2,960
Dr. Pepper Snapple Group	19,696	1,798
General Mills	15,944	1,019
Hershey	4,367	418
JM Smucker	17,312	2,347
Kellogg	24,151	1,871
Kimberly-Clark	8,984	1,133
Kraft Heinz	30,012	2,686
Kroger	66,788	1,982
Mead Johnson Nutrition, Cl A	14,447	1,141
Monster Beverage*	3,588	527
PepsiCo	18,163	1,975
Procter & Gamble	39,359	3,533
Spectrum Brands Holdings	1,514	208

New Covenant / Quarterly Report / September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
US Foods Holding*	36,187	$855
Walgreens Boots Alliance	5,048	407

		32,180

Energy — 7.2%
Anadarko Petroleum	23,440	1,485
Apache	26,622	1,700
Baker Hughes	11,697	590
Cabot Oil & Gas	55,134	1,422
Chevron	9,547	983
Cimarex Energy	17,084	2,296
Concho Resources*	9,021	1,239
ConocoPhillips	4,536	197
Devon Energy	73,215	3,229
Diamondback Energy*	10,541	1,018
EOG Resources	29,416	2,845
EQT	2,732	198
Exxon Mobil	2,218	194
Gulfport Energy*	7,288	206
Halliburton	61,990	2,782
Helmerich & Payne	15,340	1,032
Hess	9,149	490
Newfield Exploration*	4,642	202
Occidental Petroleum	42,871	3,126
Oceaneering International	5,000	138
Royal Dutch Shell ADR, Cl A	62,587	3,134
Schlumberger	5,289	416
Spectra Energy	5,044	216

		29,138

Financials — 10.6%
Aflac	31,733	2,281
Allstate	2,642	183
American International Group	21,053	1,249
Bank of America	335,151	5,245
Berkshire Hathaway, Cl B*	21,257	3,071
Blackstone Group (A)	67,613	1,726
Chimera Investment	27,516	439
Citigroup	105,092	4,964
Cullen	11,442	823
Goldman Sachs Group	6,238	1,006
JPMorgan Chase	83,577	5,565
KKR (A)	189,329	2,700
Marsh & McLennan	39,761	2,674
MetLife	32,110	1,427
Morgan Stanley	18,121	581
Morningstar	2,226	176
Northern Trust	23,382	1,590
NorthStar Asset Management Group	16,221	210
Prudential Financial	3,399	277
Santander Consumer USA Holdings*	117,180	1,425
State Street	45,310	3,155
Synchrony Financial	28,395	795

Description	Shares	Market Value ($ Thousands)
Thomson Reuters	9,680	$400
Wells Fargo	17,038	755

		42,717

Health Care — 14.0%
Abbott Laboratories	28,898	1,222
AbbVie	29,915	1,887
Acadia Healthcare*	3,163	157
Alexion Pharmaceuticals*	27,591	3,381
Allergan*	11,221	2,584
AmerisourceBergen, Cl A	23,537	1,901
Amgen	19,692	3,285
AstraZeneca ADR	23,785	782
Baxter International	61,982	2,950
Becton Dickinson and	29,117	5,233
Biogen Idec*	3,048	954
Boston Scientific*	57,338	1,365
Bristol-Myers Squibb	29,597	1,596
Celgene*	20,592	2,152
Cigna	4,415	575
Edwards Lifesciences*	2,204	266
Eli Lilly	2,709	217
Gilead Sciences	39,557	3,130
HCA Holdings*	18,054	1,365
Horizon Pharma*	66,714	1,210
Humana	1,417	251
Illumina*	13,931	2,531
Johnson & Johnson	28,874	3,411
Merck	12,466	778
Mylan*	14,258	543
Pfizer	27,554	933
Regeneron Pharmaceuticals*	8,195	3,295
ResMed	2,930	190
UnitedHealth Group	50,911	7,128
Varian Medical Systems*	2,214	220
Vertex Pharmaceuticals*	10,023	874
VWR*	7,046	200

		56,566

Industrials — 9.1%
3M	21,029	3,706
Acuity Brands	2,979	788
AECOM Technology*	21,910	651
AerCap Holdings*	44,389	1,709
American Airlines Group	63,546	2,326
BE Aerospace	13,074	675
Caterpillar	7,831	695
Covanta Holding	32,357	498
Cummins	1,644	211
Deere	3,383	289
Delta Air Lines	69,296	2,728
Eaton	26,589	1,747
General Electric	22,339	662

2	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
Herc Holdings*	5,809	$196
Hexcel	4,105	182
Illinois Tool Works	29,920	3,585
Kansas City Southern	12,614	1,177
ManpowerGroup	12,114	875
Norfolk Southern	23,254	2,257
Orbital ATK	4,890	373
Owens Corning	4,196	224
Southwest Airlines	4,455	173
Spirit AeroSystems Holdings, Cl A*	4,297	191
Stanley Black & Decker	1,841	226
Terex	51,698	1,314
TransDigm Group*	5,360	1,550
TransUnion*	5,525	191
Union Pacific	21,575	2,104
United Parcel Service, Cl B	6,206	679
United Technologies	1,811	184
Waste Management	3,397	217
WW Grainger	18,783	4,223
Xylem	5,835	306

		36,912

Information Technology — 18.2%
Activision Blizzard	47,103	2,087
Adobe Systems*	29,116	3,160
Alliance Data Systems*	1,552	333
Alphabet, Cl A*	11,820	9,504
Alphabet, Cl C*	553	430
Analog Devices	4,506	290
Apple	17,132	1,937
Applied Materials	126,858	3,825
ASML Holding, Cl G	5,331	584
Automatic Data Processing	23,809	2,100
Black Knight Financial Services, Cl A*	6,144	251
CA	12,146	402
Cisco Systems	81,984	2,601
Cognizant Technology Solutions, Cl A*	5,218	249
CommerceHub*	26,597	421
Computer Sciences	4,271	223
Dell Technologies - VMware, Cl V*	—	—
eBay*	7,634	251
Facebook, Cl A*	66,046	8,472
FleetCor Technologies*	11,710	2,034
Global Payments	11,125	854
Ingram Micro, Cl A	6,261	223
Intel	33,132	1,251
International Business Machines	6,066	964
Juniper Networks	7,785	187
Lam Research	8,295	786
Lexmark International, Cl A	5,543	221
Mastercard, Cl A	19,576	1,992
Microchip Technology	47,379	2,944

Description	Shares	Market Value ($ Thousands)
Micron Technology*	178,783	$3,179
Microsoft	133,298	7,678
Motorola Solutions	4,687	357
NVIDIA	4,150	284
NXP Semiconductors*	21,635	2,207
Oracle	8,598	338
QUALCOMM	3,449	236
salesforce.com*	23,195	1,654
Symantec	15,350	385
Teradata*	10,000	310
Texas Instruments	7,575	532
Visa, Cl A	88,286	7,301
Xerox	35,000	355

		73,392

Materials — 2.7%
Air Products & Chemicals	9,757	1,467
Alcoa	18,948	192
Ball	9,099	746
Dow Chemical	18,722	970
Eastman Chemical	14,450	978
Ecolab	10,832	1,319
Louisiana-Pacific*	19,866	374
Praxair	11,097	1,341
Reliance Steel & Aluminum	7,275	524
Sherwin-Williams	10,305	2,851
Sonoco Products	5,855	309

		11,071

Real Estate — 2.0%
American Tower, Cl A‡	25,426	2,881
AvalonBay Communities‡	1,524	271
Corporate Office Properties Trust‡	21,890	621
Crown Castle International‡	23,208	2,186
Forest City Realty Trust, Cl A‡	10,256	237
ProLogis‡	16,644	891
Regency Centers‡	4,478	347
Weyerhaeuser‡	15,108	483

		7,917

Telecommunication Services — 0.6%
Level 3 Communications*	18,537	860
SBA Communications, Cl A*	5,603	628
Verizon Communications	14,933	776

		2,264

Utilities — 0.6%
American Water Works	10,442	782
Calpine*	19,528	247
CMS Energy	23,592	991
Eversource Energy	6,332	343

New Covenant / Quarterly Report / September 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
Xcel Energy	4,714	$194

		2,557

		350,036

Total Common Stock (Cost $319,413) ($ Thousands)		380,231

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl A 0.220%**†	14,226,171	14,226

Total Cash Equivalent (Cost $14,226) ($ Thousands)		14,226

Total Investments — 97.6% (Cost $333,639) ($ Thousands)@		$394,457

Percentages are based on Net Assets of $404,155 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At September 30, 2016, such securities amounted to $4,426 ($ Thousands), or 1.10% of Net Assets.
@	At September 30, 2016, the tax basis cost of the Fund’s investments was $333,639 ($ Thousands), and the unrealized appreciation and depreciation were $67,059 ($ Thousands) and ($6,241) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

As of September 30, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.4%

Agency Mortgage-Backed Obligation — 23.1%
FHLMC
6.500%, 09/01/2039	$73	$84
5.500%, 12/01/2035 to 12/01/2038	2,222	2,585
5.000%, 12/01/2020 to 02/01/2042	1,412	1,551
4.500%, 05/01/2042	1,990	2,182
4.000%, 04/01/2043 to 08/01/2043	561	614
3.867%, 07/01/2040 (A)	163	170
3.500%, 11/01/2042 to 12/01/2045	4,806	5,105
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	622	716
FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/2024	270	293
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.426%, 10/15/2041 (A)	512	82
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	345	31
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	302	28
FHLMC CMO, Ser 2012-4073, Cl MF
0.974%, 08/15/2039 (A)	228	229
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	682	61
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	890	83
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.476%, 08/15/2042 (A)	196	35
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	520	62
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.726%, 09/15/2042 (A)	315	58
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	727	766
FHLMC CMO, Ser 2013-4231, Cl FB
0.974%, 07/15/2038 (A)	405	407
FHLMC CMO, Ser 2014-326, Cl F2
1.074%, 03/15/2044 (A)	478	479
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.426%, 02/15/2044 (A)	81	15
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.476%, 05/15/2044 (A)	167	31
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.948%, 04/15/2041 (A)	143	9
FHLMC Multifamily Structured Pass-Through Certificates, Ser K712, Cl X1, IO
1.476%, 11/25/2019 (A)	1,439	47
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl X1, IO
1.290%, 01/25/2021 (A)	4	—
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
3.025%, 08/25/2024 (A)	250	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)
FHLMC TBA
3.500%, 11/15/2041	$700	$738
2.500%, 11/15/2027	1,000	1,034
FNMA
7.000%, 11/01/2037 to 11/01/2038	56	66
6.500%, 08/01/2017 to 05/01/2040	478	546
6.000%, 07/01/2037 to 11/01/2038	310	354
5.500%, 02/01/2035	246	280
5.000%, 01/01/2021 to 06/01/2040	2,035	2,265
4.500%, 01/01/2041 to 01/01/2045	2,085	2,317
4.000%, 06/01/2025 to 01/01/2045	10,916	11,787
3.500%, 12/01/2032 to 01/01/2046	8,522	9,043
2.788%, 03/01/2036 (A)	47	50
2.517%, 01/01/2036 (A)	70	74
2.500%, 10/01/2042	807	818
1.838%, 05/01/2043 (A)	1,537	1,587
FNMA CMO, Ser 1992-1, Cl F
1.324%, 01/25/2022 (A)	58	58
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	686	790
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	342	354
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	344	370
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	216	244
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	528
FNMA CMO, Ser 2012-108, Cl F
1.024%, 10/25/2042 (A)	334	333
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.626%, 11/25/2042 (A)	69	15
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,127	112
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	867	82
FNMA CMO, Ser 2014-47, Cl AI, IO
1.965%, 08/25/2044 (A)	661	47
FNMA CMO, Ser 2015-55, Cl IO, IO
1.741%, 08/25/2055 (A)	79	5
FNMA CMO, Ser 2015-56, Cl AS, IO
5.625%, 08/25/2045 (A)	91	24
FNMA CMO, Ser 2015-M3, Cl X2, IO
1.290%, 10/25/2024 (A)	4,897	128
FNMA CMO, Ser 2015-M7, Cl AB2
2.502%, 12/25/2024	100	102
FNMA TBA
5.000%, 11/01/2037	1,500	1,665
4.000%, 11/12/2039	2,700	2,896
3.500%, 11/01/2040 to 11/01/2040	1,800	1,897
3.000%, 11/25/2026	200	210
2.500%, 11/25/2027	200	207

New Covenant / Quarterly Report / September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
FREMF Mortgage Trust, Ser 2015-K44, Cl C
3.811%, 01/25/2048 (A)(B)	$130	$114
GNMA
5.500%, 02/20/2037 to 01/15/2039	327	366
5.000%, 12/20/2038 to 07/20/2040	1,576	1,741
4.500%, 07/20/2038 to 07/20/2041	1,438	1,571
3.500%, 08/20/2045	676	718
2.500%, 02/20/2027	1,398	1,456
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	245	254
GNMA CMO, Ser 2012-34, Cl SA, IO
5.538%, 03/20/2042 (A)	58	12
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	160	13
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	22	4
GNMA CMO, Ser 2012-H18, Cl NA
0.988%, 08/20/2062 (A)	274	274
GNMA CMO, Ser 2012-H30, Cl GA
0.818%, 12/20/2062 (A)	1,148	1,138
GNMA CMO, Ser 2013-85, Cl IA, IO
0.958%, 03/16/2047 (A)	3,597	169
GNMA CMO, Ser 2013-95, Cl IO, IO
0.711%, 04/16/2047 (A)	2,136	105
GNMA CMO, Ser 2013-H01, Cl TA
0.968%, 01/20/2063 (A)	340	340
GNMA CMO, Ser 2013-H08, Cl BF
0.868%, 03/20/2063 (A)	1,055	1,047
GNMA CMO, Ser 2013-H21, Cl FB
1.168%, 09/20/2063 (A)	651	654
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,752	119
GNMA CMO, Ser 2014-186, Cl IO, IO
0.824%, 08/16/2054 (A)	1,871	112
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	180	35
GNMA CMO, Ser 2015-7, Cl IO, IO
0.957%, 01/16/2057 (A)	1,446	104
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (A)	371	368
GNMA TBA
3.500%, 10/15/2041 to 11/15/2041	600	636
3.000%, 11/01/2042	700	732

		69,085

Non-Agency Mortgage-Backed Obligation — 9.3%
A10 Securitization, Ser 2015-1, Cl A1
2.100%, 04/15/2034 (B)	140	140
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	77	77

Description	Face Amount (Thousands)	Market Value ($ Thousands)
A10 Term Asset Financing, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (B)	$123	$123
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.164%, 07/25/2034 (A)	130	128
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	603	619
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,413	1,448
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.900%, 12/10/2049 (A)	2,213	2,253
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	109
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl D
3.172%, 09/10/2058	200	141
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	615
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	818	874
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.308%, 08/13/2027 (A)(B)	116	116
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	107
Commercial Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	1,327	1,362
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,506	1,508
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.124%, 12/10/2023 (A)	766	33
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.253%, 10/10/2046 (A)	10	11
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	23
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	50	55
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.377%, 02/13/2032 (A)(B)	200	199

2	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.881%, 06/15/2039 (A)	$925	$935
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl A4
5.695%, 09/15/2040 (A)	857	877
CSMC Trust, Ser 2014-TIKI, Cl A
1.458%, 09/15/2038 (A)(B)	310	307
CSMC Trust, Ser 2014-TIKI, Cl B
1.858%, 09/15/2038 (A)(B)	233	228
CSMC Trust, Ser 2016-BDWN, Cl B
5.008%, 02/15/2029 (A)(B)	200	200
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	146	146
GE Business Loan Trust, Ser 2007-1A, Cl A
0.694%, 04/16/2035 (A)(B)	392	364
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	102	101
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	92
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
1.194%, 01/25/2035 (A)	1,049	1,031
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.774%, 04/25/2037 (A)	134	122
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045	210	238
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.215%, 11/15/2045 (A)	50	55
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	30	34
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.712%, 09/15/2047 (A)	80	82
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	380	378
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	490	538
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	520	570
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	9	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	$707	$761
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	396
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
2.608%, 08/15/2027 (A)(B)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
4.258%, 05/15/2028 (A)(B)	200	186
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.940%, 06/15/2049 (A)	524	531
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	2,146	2,151
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.897%, 05/25/2045 (A)(B)	304	302
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (B)	940	962
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	837	841
Lehman Brothers Small Balance Commercial, Ser 2005-2A, Cl 1A
0.775%, 09/25/2030 (A)(B)	147	137
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	35	35
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
2.518%, 07/15/2046 (A)	120	135
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	22
Morgan Stanley Capital I Trust, Ser 2007-IQ15, Cl A4
6.103%, 06/11/2049 (A)	794	815
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	38	38
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	46	46
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	410	430
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	111	110

New Covenant / Quarterly Report / September 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.919%, 03/25/2034 (A)	$276	$276
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	566	572
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	123
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	79
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.797%, 05/10/2063 (A)(B)	456	24
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AMFL
0.730%, 12/15/2043 (A)(B)	250	244
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.797%, 08/15/2050 (A)	2,575	176
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,116	1,254
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.866%, 12/15/2045 (A)(B)	1,230	91
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.661%, 06/15/2045 (A)(B)	1,227	79
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	168
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.534%, 05/15/2045 (A)(B)	1,384	86
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl C
3.850%, 10/15/2057 (A)	150	159
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	270	298
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.841%, 10/15/2057 (A)	1,209	45

		27,941

Total Mortgage-Backed Securities (Cost $95,584) ($ Thousands)		97,026

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 25.8%

Consumer Discretionary — 2.7%
21st Century Fox America
6.900%, 03/01/2019	$900	$1,012
Charter Communications Operating
4.908%, 07/23/2025 (B)	200	221
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,570
Ford Motor Credit
8.125%, 01/15/2020	340	401
5.875%, 08/02/2021	230	263
General Motors Financial
4.200%, 03/01/2021	1,365	1,437
3.700%, 11/24/2020	80	83
3.700%, 05/09/2023	190	193
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	240	243
McDonald’s MTN
2.750%, 12/09/2020	280	290
NBCUniversal Media
4.375%, 04/01/2021	10	11
Newell Brands
4.200%, 04/01/2026	10	11
3.850%, 04/01/2023	100	107
3.150%, 04/01/2021	30	31
TCI Communications
7.875%, 02/15/2026	240	341
Time Warner
4.875%, 03/15/2020	995	1,099
Time Warner Cable
5.000%, 02/01/2020	350	379
Viacom
5.625%, 09/15/2019	422	461
3.875%, 04/01/2024	30	31

		8,184

Consumer Staples — 1.6%
CVS Health
4.125%, 05/15/2021	300	328
3.875%, 07/20/2025	195	212
2.800%, 07/20/2020	190	197
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,350	1,724
Kimberly-Clark
6.125%, 08/01/2017	140	146
Kraft Heinz Foods
5.375%, 02/10/2020	86	96
4.875%, 02/15/2025 (B)	80	88
3.950%, 07/15/2025	120	130
3.500%, 06/06/2022	10	11
Kroger
4.000%, 02/01/2024	140	154

4	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Mondelez International
4.000%, 02/01/2024	$170	$186
PepsiCo
3.000%, 08/25/2021	290	307
2.750%, 03/05/2022	80	84
Tyson Foods
4.875%, 08/15/2034	150	166
3.950%, 08/15/2024	60	65
Walgreens Boots Alliance
3.450%, 06/01/2026	150	156
Wal-Mart Stores
4.250%, 04/15/2021	210	235
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	373
2.400%, 10/21/2018 (B)	140	142

		4,800

Energy — 2.4%
Anadarko Petroleum
6.375%, 09/15/2017	67	70
5.550%, 03/15/2026	90	102
5.085%, 10/10/2036 (C)	3,000	1,162
Apache
3.250%, 04/15/2022	243	249
Baker Hughes
3.200%, 08/15/2021	26	27
Chevron
2.954%, 05/16/2026	170	176
1.365%, 03/03/2022 (A)	490	480
ConocoPhillips
6.000%, 01/15/2020	20	23
4.950%, 03/15/2026	813	916
4.200%, 03/15/2021	444	481
Ensco
4.700%, 03/15/2021	100	90
Enterprise Products Operating
3.900%, 02/15/2024	457	478
EOG Resources
4.150%, 01/15/2026	60	65
Exxon Mobil
3.043%, 03/01/2026	150	157
Halliburton
3.800%, 11/15/2025	140	145
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	786
Noble Energy
4.150%, 12/15/2021	290	308
Occidental Petroleum
3.400%, 04/15/2026	80	84
3.125%, 02/15/2022	100	105
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Shell International Finance BV
2.875%, 05/10/2026	$40	$41
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	321

		7,277

Financials — 8.7%
American Express
7.000%, 03/19/2018	660	712
2.650%, 12/02/2022	264	270
Bank of America
7.625%, 06/01/2019	75	86
5.420%, 03/15/2017	200	204
Bank of America MTN
6.875%, 04/25/2018	390	421
5.625%, 07/01/2020	30	34
5.000%, 05/13/2021	80	89
5.000%, 01/21/2044	220	259
4.450%, 03/03/2026	678	728
4.200%, 08/26/2024	210	222
4.125%, 01/22/2024	370	401
4.100%, 07/24/2023	280	303
4.000%, 04/01/2024	440	474
4.000%, 01/22/2025	80	83
3.875%, 08/01/2025	140	150
3.500%, 04/19/2026	130	135
3.300%, 01/11/2023	60	62
2.600%, 01/15/2019	170	173
1.950%, 05/12/2018	458	461
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	913
BB&T MTN
6.850%, 04/30/2019	240	272
Bear Stearns
7.250%, 02/01/2018	140	150
Blackstone Holdings Finance
6.625%, 08/15/2019 (B)	987	1,119
Chubb INA Holdings
3.350%, 05/03/2026	40	43
2.300%, 11/03/2020	60	62
Citigroup
8.125%, 07/15/2039	12	19
5.500%, 09/13/2025	150	171
5.300%, 05/06/2044	40	45
4.650%, 07/30/2045	40	45
4.450%, 09/29/2027	150	157
4.400%, 06/10/2025	160	169
4.300%, 11/20/2026	40	42
4.050%, 07/30/2022	40	43
3.500%, 05/15/2023	100	103
3.400%, 05/01/2026	673	695
2.700%, 03/30/2021	455	465

New Covenant / Quarterly Report / September 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
2.255%, 09/01/2023 (A)	$388	$390
1.700%, 04/27/2018	228	228
General Electric Capital MTN
6.000%, 08/07/2019	414	468
4.650%, 10/17/2021	180	205
4.375%, 09/16/2020	10	11
Glencore Funding
2.875%, 04/16/2020 (B)	240	238
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	546
5.375%, 03/15/2020	320	354
4.000%, 03/03/2024	420	451
Goldman Sachs Group
6.150%, 04/01/2018	320	341
5.950%, 01/18/2018	660	696
5.750%, 01/24/2022	662	769
5.150%, 05/22/2045	20	22
4.750%, 10/21/2045	40	45
4.250%, 10/21/2025	90	95
HSBC Finance
6.676%, 01/15/2021	180	207
HSBC Holdings
3.400%, 03/08/2021	360	372
2.950%, 05/25/2021	380	385
John Deere Capital MTN
2.250%, 04/17/2019	60	61
John Deere Capital
1.700%, 01/15/2020	40	40
JPMorgan Chase
4.500%, 01/24/2022	786	870
3.875%, 09/10/2024	290	305
Liberty Mutual Group
4.250%, 06/15/2023 (B)	600	649
Lincoln National
6.250%, 02/15/2020	570	641
Lloyds Bank
2.300%, 11/27/2018	260	263
MetLife
1.903%, 12/15/2017	110	111
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	523
Morgan Stanley
2.800%, 06/16/2020	1,051	1,078
Morgan Stanley MTN
5.500%, 07/28/2021	280	319
2.500%, 04/21/2021	859	870
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	584
Prudential Financial MTN
7.375%, 06/15/2019	400	460
Santander Holdings USA
3.450%, 08/27/2018	180	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Synchrony Financial
3.000%, 08/15/2019	$120	$123
Toyota Motor Credit MTN
1.375%, 01/10/2018	260	260
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	667
WEA Finance
2.700%, 09/17/2019 (B)	310	318
Wells Fargo MTN
4.900%, 11/17/2045	30	33
4.600%, 04/01/2021	480	530
4.300%, 07/22/2027	260	280
3.450%, 02/13/2023	120	124
1.500%, 01/16/2018	90	90
Wells Fargo
5.625%, 12/11/2017	585	614
Wells Fargo Bank
6.000%, 11/15/2017	250	263

		25,864

Health Care — 2.4%
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	713
Aetna
3.200%, 06/15/2026	130	132
2.800%, 06/15/2023	20	21
2.400%, 06/15/2021	80	81
Agilent Technologies
5.000%, 07/15/2020	320	356
Anthem
3.125%, 05/15/2022	340	354
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,230
Becton Dickinson
4.685%, 12/15/2044	50	57
3.734%, 12/15/2024	50	54
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (B)	475	490
Celgene
3.875%, 08/15/2025	200	214
3.550%, 08/15/2022	60	64
Gilead Sciences
2.500%, 09/01/2023	80	81
2.050%, 04/01/2019	410	417
Howard Hughes Medical Institute
3.500%, 09/01/2023	902	989
Humana
7.200%, 06/15/2018	50	55
3.150%, 12/01/2022	240	249
Medtronic
3.500%, 03/15/2025	10	11

6	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
3.125%, 03/15/2022	$190	$201
Merck
2.750%, 02/10/2025	70	73
Perrigo
2.300%, 11/08/2018	220	221
Thermo Fisher Scientific
2.400%, 02/01/2019	150	152
UnitedHealth Group
1.875%, 11/15/2016	320	320
1.625%, 03/15/2019	200	201
Wyeth
5.450%, 04/01/2017	230	235
Zoetis
1.875%, 02/01/2018	70	70

		7,051

Industrials — 2.5%
American Airlines Pass Through Trust, Ser 2013-2
4.950%, 01/15/2023	459	500
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,247	1,250
Aviation Capital Group
6.750%, 04/06/2021 (B)	120	141
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	424	445
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	12
Continental Airlines Pass-Through Trust, Ser 1999-1
6.545%, 02/02/2019	27	28
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	792	847
CSX Transportation
6.251%, 01/15/2023	599	708
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	413	435
Eaton
2.750%, 11/02/2022	450	465
1.500%, 11/02/2017	20	20
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,205	1,238
General Electric MTN
6.875%, 01/10/2039	30	45
General Electric
4.500%, 03/11/2044	90	104
General Electric Capital MTN
5.300%, 02/11/2021	160	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
United Airlines Pass Through Trust
4.000%, 04/11/2026	$888	$953
Waste Management
3.500%, 05/15/2024	120	129

		7,503

Information Technology — 0.7%
Apple
2.450%, 08/04/2026	70	70
Intel
3.700%, 07/29/2025	30	33
Juniper Networks
4.600%, 03/15/2021	452	490
KLA-Tencor
4.125%, 11/01/2021	280	302
Mastercard
3.375%, 04/01/2024	190	205
Microsoft
2.400%, 08/08/2026	210	210
Oracle
1.200%, 10/15/2017	190	190
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	116
2.200%, 12/14/2020	300	308

		1,935

Materials — 0.2%
Barrick Gold
4.100%, 05/01/2023	207	223
Freeport-McMoRan
4.000%, 11/14/2021	170	161
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	26	27
Rio Tinto Finance USA
3.750%, 09/20/2021	150	162
Southern Copper
3.500%, 11/08/2022	130	131

		704

Real Estate — 0.9%
American Tower Trust I
3.070%, 03/15/2023 (B)	80	83
1.551%, 03/15/2018 (B)	100	100
Simon Property Group
4.375%, 03/01/2021	430	474
Ventas Realty
4.125%, 01/15/2026	566	609
3.500%, 02/01/2025	488	503

New Covenant / Quarterly Report / September 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Welltower
4.500%, 01/15/2024	$902	$985

		2,754

Telecommunication Services — 2.0%
AT&T
4.450%, 05/15/2021	40	44
4.125%, 02/17/2026	408	441
3.875%, 08/15/2021	10	11
3.400%, 05/15/2025	750	770
3.392%, 11/27/2022 (B)(C)	2,000	1,655
3.000%, 06/30/2022	10	10
1.400%, 12/01/2017	100	100
Bharti Airtel
4.375%, 06/10/2025 (B)	200	207
Cox Communications
3.250%, 12/15/2022 (B)	615	619
Verizon Communications
5.150%, 09/15/2023	180	210
4.500%, 09/15/2020	1,472	1,615
2.625%, 02/21/2020	268	276
2.450%, 11/01/2022	130	132

		6,090

Utilities — 1.7%
Consumers Energy
5.650%, 04/15/2020	752	853
Duke Energy
3.750%, 04/15/2024	900	972
3.550%, 09/15/2021	170	182
FirstEnergy
4.250%, 03/15/2023	290	308
2.750%, 03/15/2018	340	344
Northern States Power
7.125%, 07/01/2025	1,190	1,624
Sempra Energy
2.400%, 03/15/2020	840	856

		5,139

Total Corporate Obligations (Cost $74,616) ($ Thousands)		77,301

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bills
2.050%, 12/29/2016 (C)	1,300	1,299
0.255%, 10/20/2016 (C)	3,374	3,374
U.S. Treasury Bonds
3.000%, 05/15/2045	470	536
2.875%, 05/15/2043	1,960	2,182
2.250%, 08/15/2046	1,240	1,218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$983	$1,171
1.375%, 02/15/2044	289	343
0.625%, 01/15/2024	712	747
0.625%, 01/15/2026	101	105
0.375%, 07/15/2023	920	954
0.375%, 07/15/2025	1,157	1,195
0.125%, 07/15/2024	355	360
U.S. Treasury Notes
3.375%, 05/15/2044	560	683
2.875%, 03/31/2018	335	346
2.625%, 11/15/2020	540	573
2.125%, 08/31/2020	1,365	1,420
2.125%, 01/31/2021	210	219
2.000%, 11/30/2022	5,330	5,538
1.875%, 06/30/2020	820	845
1.875%, 05/31/2022	2,480	2,560
1.625%, 03/31/2019	20	20
1.625%, 06/30/2019	120	123
1.625%, 06/30/2020	920	940
1.625%, 02/15/2026	1,985	1,988
1.625%, 05/15/2026	110	110
1.500%, 08/31/2018	160	162
1.500%, 01/31/2019	380	386
1.500%, 02/28/2019	350	356
1.500%, 05/31/2019	60	61
1.500%, 02/28/2023	270	272
1.500%, 08/15/2026	180	178
1.375%, 03/31/2020	160	162
1.375%, 01/31/2021	5,000	5,055
1.375%, 05/31/2021	7,310	7,389
1.375%, 06/30/2023	3,310	3,304
1.250%, 10/31/2018	2,491	2,514
1.250%, 12/15/2018	414	418
1.250%, 03/31/2021	8,447	8,491
1.250%, 07/31/2023	1,730	1,712
1.125%, 06/30/2021	2,970	2,967
0.875%, 04/15/2017	60	60
0.875%, 10/15/2017	80	80
0.875%, 11/15/2017	30	30
0.750%, 03/15/2017	310	310
0.750%, 02/28/2018	120	120
U.S. Treasury STRIPS
2.034%, 08/15/2022 (C)	200	185

Total U.S. Treasury Obligations (Cost $62,181) ($ Thousands)		63,061

8	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 11.2%

Automotive — 2.4%
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	$400	$400
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A1
1.760%, 02/15/2021	2,800	2,818
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/2022	1,307	1,312
Hyundai Auto Lease Securitization Trust, Ser 2016-C, Cl A4
1.650%, 07/15/2020 (B)	973	973
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	1,557	1,558

		7,061

Home — 0.6%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
1.284%, 09/25/2033 (A)	115	106
Argent Securities, Ser 2004-W5, Cl AV2
1.564%, 04/25/2034 (A)	321	297
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	159	165
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	300	310
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.524%, 07/25/2034 (A)(B)	390	396
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.824%, 05/25/2037 (A)(B)	343	292
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.244%, 10/25/2033 (A)(B)	113	105

		1,671

Other Asset-Backed Securities — 8.2%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.324%, 12/27/2022 (A)(B)	32	32
Academic Loan Funding Trust, Ser 2013-1A, Cl A
1.324%, 12/26/2044 (A)(B)	98	97
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	3,339	3,352
CNH Equipment Trust, Ser 2012-D, Cl A4
0.870%, 11/15/2019	641	641

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	$122	$123
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.774%, 10/25/2047 (A)	221	206
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.231%, 04/25/2047	361	350
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.664%, 07/15/2036 (A)	674	602
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.425%, 10/27/2031 (A)(B)	557	567
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (B)	672	687
Invitation Homes Trust, Ser 2015-SFR3, Cl A
1.831%, 08/17/2032 (A)(B)	2,210	2,221
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	3,214	3,237
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
1.410%, 06/25/2034 (A)	410	376
SLM Student Loan Trust, Ser 2002-A, Cl A2
1.184%, 12/16/2030 (A)	450	440
SLM Student Loan Trust, Ser 2003-4, Cl B
1.303%, 06/15/2038 (A)	431	361
SLM Student Loan Trust, Ser 2005-5, Cl B
0.965%, 10/25/2040 (A)	448	384
SLM Student Loan Trust, Ser 2005-6, Cl B
1.005%, 01/25/2044 (A)	964	819
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.865%, 10/25/2029 (A)	662	639
SLM Student Loan Trust, Ser 2013-A, Cl A1
1.124%, 08/15/2022 (A)(B)	66	66
Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	1,250	1,295
Small Business Administration, Ser 2016-10B, Cl 1
2.051%, 09/10/2026	155	156
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
1.008%, 09/15/2021 (A)(B)	428	427
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.208%, 02/15/2023 (A)(B)	270	270
Trade Maps, Ser 2013-1A, Cl A
1.218%, 12/10/2018 (A)(B)	760	759

New Covenant / Quarterly Report / September 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	$547	$585
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	559	615
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	326	339
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	1,298	1,383
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	1,317	1,381
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	759	780
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	774	801
United States Small Business Administration, Ser 2016-20D, Cl 1
2.260%, 04/01/2036	647	653

		24,644

Total Asset-Backed Securities (Cost $33,211) ($ Thousands)		33,376

FOREIGN BONDS — 5.1%
Actavis Funding SCS
3.800%, 03/15/2025	100	106
3.450%, 03/15/2022	120	126
Barclays Bank
10.179%, 06/12/2021 (B)	370	473
BHP Billiton Finance USA
6.500%, 04/01/2019	210	235
3.250%, 11/21/2021	120	129
2.875%, 02/24/2022	20	21
BNP Paribas MTN
2.700%, 08/20/2018	300	306
2.375%, 09/14/2017	320	323
BP Capital Markets
3.506%, 03/17/2025	20	21
3.119%, 05/04/2026	170	174
British Telecommunications
2.350%, 02/14/2019	270	275
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	288
CNOOC Finance 2015 USA
3.500%, 05/05/2025	330	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Cooperatieve Rabobank UA MTN
4.375%, 08/04/2025	$250	$264
3.375%, 01/19/2017	310	312
Credit Suisse NY MTN
2.300%, 05/28/2019	310	314
Ecopetrol
5.375%, 06/26/2026	140	146
4.250%, 09/18/2018	140	145
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
Glencore Finance Canada
5.800%, 11/15/2016 (B)	40	40
2.700%, 10/25/2017 (B)	210	210
HSBC Holdings
4.250%, 08/18/2025	230	236
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	182
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	111
Mexico Government International Bond MTN
3.625%, 03/15/2022	630	664
National Australia Bank
1.250%, 03/08/2018 (B)	1,150	1,153
OCP
4.500%, 10/22/2025 (B)	400	405
Petrobras Global Finance BV
6.850%, 06/05/2115	150	127
5.375%, 01/27/2021	1,030	1,019
3.737%, 03/17/2020 (A)	110	107
Petroleos Mexicanos
6.875%, 08/04/2026 (B)	80	90
4.875%, 01/24/2022	430	439
4.875%, 01/18/2024	270	273
3.500%, 01/30/2023	260	245
Rogers Communications
6.800%, 08/15/2018	715	784
Royal Bank of Scotland
4.650%, 06/04/2018	190	195
Shell International Finance
4.375%, 03/25/2020	130	142
Shell International Finance BV
3.250%, 05/11/2025	150	158
2.250%, 11/10/2020	360	367
1.750%, 09/12/2021	902	897
Siemens Financieringsmaatschappij
1.700%, 09/15/2021 (B)	930	923
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	800
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	88

10	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	$1,006	$1,002
UBS Group Funding Jersey
4.125%, 09/24/2025 (B)	250	262
Vale Overseas
6.875%, 11/21/2036	100	97
4.375%, 01/11/2022	55	55

Total Foreign Bonds (Cost $15,179) ($ Thousands)		15,268

SOVEREIGN DEBT — 2.0%
Colombia Government International Bond
5.625%, 02/26/2044	280	324
Indonesia Government International Bond MTN
3.750%, 04/25/2022	370	389
Mexico Government International Bond
3.600%, 01/30/2025	380	394
Peruvian Government International Bond
6.550%, 03/14/2037	60	85
5.625%, 11/18/2050	270	357
Poland Government International Bond
5.125%, 04/21/2021	440	497
4.000%, 01/22/2024	450	497
Province of Ontario Canada
4.400%, 04/14/2020	840	925
1.100%, 10/25/2017	500	501
Province of Quebec Canada MTN
6.350%, 01/30/2026	1,010	1,337
2.625%, 02/13/2023	500	523
Russian Foreign Bond
7.500%, 03/31/2030	252	306

Total Sovereign Debt (Cost $5,774) ($ Thousands)		6,135

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLMC
2.375%, 01/13/2022	1,090	1,148
1.250%, 10/02/2019	70	71
FNMA
2.149%, 10/09/2019 (C)	1,190	1,142
Tennessee Valley Authority
3.875%, 02/15/2021	790	876

Total U.S. Government Agency Obligations (Cost $3,139) ($ Thousands)		3,237

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.9%

Florida — 0.5%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	$795	$825
Florida State, State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	535	545

		1,370

Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	970	1,190

Total Municipal Bonds (Cost $2,475) ($ Thousands)		2,560

	Shares

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl A 0.220%**†	3,715,621	3,716

Total Cash Equivalent (Cost $3,716) ($ Thousands)		3,716

	Face Amount (Thousands)

REPURCHASE AGREEMENT (D) — 2.6%
Goldman Sachs
0.480%, dated 09/30/2016, to be repurchased on 10/03/2016, repurchase price $7,700,304 (collateralized by a FNMA obligation, 1.700%, 02/26/2020, par value $7,700,000; with total market value $7,854,000)	7,700	7,700

Total Repurchase Agreement (Cost $7,700) ($ Thousands)		7,700

Total Investments — 103.4% (Cost $303,575) ($ Thousands)@		$309,380

New Covenant / Quarterly Report / September 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Income Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(76)	Dec-2019	$(4)
90-Day Euro$	60	Dec-2016	—
90-Day Euro$	92	Dec-2017	7
U.S. 10-Year Treasury Note	(175)	Dec-2016	14
U.S. 2-Year Treasury Note	(53)	Jan-2017	(12)
U.S. 5-Year Treasury Note	288	Jan-2017	(6)
U.S. Long Treasury Bond	(18)	Dec-2016	30
U.S. Ultra Long Treasury Bond	(7)	Dec-2016	26
Ultra 10-Year U.S. Treasury Bond	15	Dec-2016	(6)

			$49

For the period ended September 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $299,170 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2016.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2016.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2016, the value of these securities amounted to $32,843 ($ Thousands), representing 11.0% of the net assets of the Fund.

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Tri-Party Repurchase Agreement.

@	At September 30, 2016, the tax basis cost of the Fund’s investments was $303,575 ($ Thousands), and the unrealized appreciation and depreciation were $6,688 ($ Thousands) and ($883) ($ Thousands), respectively.

AGM — Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

The following is a list of the level of inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$97,026	$—	$97,026
Corporate Obligations	—	77,301	—	77,301
U.S. Treasury Obligations	—	63,061	—	63,061
Asset-Backed Securities	—	33,376	—	33,376
Foreign Bonds	—	15,268	—	15,268
Repurchase Agreement	—	7,700	—	7,700
Sovereign Debt	—	6,135	—	6,135
U.S. Government Agency Obligations	—	3,237	—	3,237
Municipal Bonds	—	2,560	—	2,560
Cash Equivalent	3,716	—	—	3,716

Total Investments in Securities	$3,716	$305,664	$—	$309,380

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$77	$—	$—	$77
Unrealized Depreciation	(28)	—	—	(28)

Total Other Financial Instruments	$49	$—	$—	$49

*	Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “ — ” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	New Covenant / Quarterly Report / September 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT COMPANIES — 99.4%
New Covenant Growth Fund†	4,818	$173,926
New Covenant Income Fund†	4,728	111,589

Total Affiliated Investment Companies (Cost $241,204) ($ Thousands)		285,515

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl A 0.220%**†	1,638,231	1,638

Total Cash Equivalent (Cost $1,638) ($ Thousands)		1,638

Total Investments — 100.0% (Cost $242,842) ($ Thousands)@		$287,153

Percentages are based on Net Assets of $287,287 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2016.

†	Investment in Affiliated Security.

@	At September 30, 2016, the tax basis cost of the Fund’s investments was $242,842 ($ Thousands), and the unrealized appreciation and depreciation were $44,311 ($ Thousands) and ($—) ($ Thousands), respectively.

Cl — Class

As of September 30, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant / Quarterly Report / September 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT COMPANIES — 98.9%
New Covenant Growth Fund†	758	$27,380
New Covenant Income Fund†	2,097	49,500

Total Affiliated Investment Companies (Cost $66,591) ($ Thousands)		76,880

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl A 0.220%**†	370,807	371

Total Cash Equivalent (Cost $371) ($ Thousands)		371

Total Investments — 99.4% (Cost $66,962) ($ Thousands)@		$77,251

Percentages are based on Net Assets of $77,685 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2016.

†	Investment in Affiliated Security.

@	At September 30, 2016, the tax basis cost of the Fund’s investments was $66,962 ($ Thousands), and the unrealized appreciation and depreciation were $10,289 ($ Thousands) and ($—) ($ Thousands), respectively.

Cl — Class

As of September 30, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant / Quarterly Report / September 30, 2016	1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 29, 2016

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: November 29, 2016